Restructuring Costs (Details) - Schedule of Condensed Consolidated Statements Operations $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Employee Severance [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	$ 799
Total operating expenses	799
Impairment of long-lived assets
Impairment of held for sale assets
Total other (loss) income, net
Net loss	(799)
Warehouse Clean Up [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	21
Total operating expenses	21
Impairment of long-lived assets
Impairment of held for sale assets
Total other (loss) income, net
Net loss	(21)
Impairment Of Lease R O U Assets And Related Improvements [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative
Total operating expenses
Impairment of long-lived assets	(1,128)
Impairment of held for sale assets
Total other (loss) income, net	(1,128)
Net loss	(1,128)
Impairment Held For Sale Assets [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative
Total operating expenses
Impairment of long-lived assets
Impairment of held for sale assets	(603)
Total other (loss) income, net	(603)
Net loss	(603)
Total [Member]
Restructuring Cost and Reserve [Line Items]
General and administrative	820
Total operating expenses	820
Impairment of long-lived assets	(1,128)
Impairment of held for sale assets	(603)
Total other (loss) income, net	(1,731)
Net loss	$ (2,551)